UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West S&P 500® Index Fund

(Institutional Class, Initial Class and Class L)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2015

Sector	Percentage of Fund Investments
Consumer, Non-cyclical	23.30%
Financial	16.64
Technology	13.07
Communications	11.55
Consumer, Cyclical	9.91
Industrial	9.69
Energy	7.64
Basic Materials	2.75
Utilities	2.71
Diversified	0.04
Short Term Investments	2.70
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period (1/01/15 – 6/30/15)

Institutional Class
Actual	$1,000.00	$993.20	$0.40*
Hypothetical (5% return before expenses)	$1,000.00	$1,007.16	$1.20*
Initial Class
Actual	$1,000.00	$1,009.10	$3.01**
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.03**

Class L
Actual	$1,000.00	$1,008.00	$4.22**
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.24**

*Expenses are equal to the Fund’s annualized expense ratio of 0.25% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015.

**Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

COMMON STOCK
Basic Materials — 2.77%
24,350	Air Products & Chemicals Inc	$	3,331,811
8,481	Airgas Inc		897,120
157,541	Alcoa Inc		1,756,582
13,002	Allegheny Technologies Inc		392,660
30,235	CF Industries Holdings Inc		1,943,506
137,512	Dow Chemical Co		7,036,489
18,815	Eastman Chemical Co		1,539,443
33,642	Ecolab Inc		3,803,901
114,596	EI du Pont de Nemours & Co		7,328,414
16,520	FMC Corp		868,126
128,954	Freeport-McMoRan Copper & Gold Inc		2,401,124
10,417	International Flavors & Fragrances Inc		1,138,474
52,153	International Paper Co		2,481,961
50,234	LyondellBasell Industries NV Class A		5,200,224
60,962	Monsanto Co		6,497,940
38,491	Mosaic Co		1,803,303
66,729	Newmont Mining Corp		1,558,789
39,360	Nucor Corp		1,734,595
33,926	PPG Industries Inc		3,891,991
36,811	Praxair Inc		4,400,755
10,341	Sherwin-Williams Co		2,843,982
14,933	Sigma-Aldrich Corp		2,080,914

			64,932,104

Communications — 11.65%
48,026	Amazon.com Inc (a)(b)		20,847,606
654,462	AT&T Inc (b)		23,246,490
26,454	Cablevision Systems Corp Class A		633,309
58,128	CBS Corp Class B		3,226,104
72,679	CenturyLink Inc		2,135,309
641,526	Cisco Systems Inc		17,616,304
319,619	Comcast Corp Class A		19,221,887
62,835	DIRECTV (a)		5,830,460
19,512	Discovery Communications Inc Class A (a)(c)		648,969
33,864	Discovery Communications Inc Class C (a)		1,052,493
138,926	eBay Inc (a)		8,368,902
12,984	Expedia Inc		1,419,800
9,698	F5 Networks Inc (a)		1,167,154
264,736	Facebook Inc Class A (a)(b)		22,705,083
145,523	Frontier Communications Corp		720,339
14,062	Gannett Co Inc (a)		196,727
36,020	Google Inc Class A (a)		19,452,241
36,195	Google Inc Class C (a)		18,839,859
49,259	Interpublic Group of Cos Inc		949,221
45,244	Juniper Networks Inc		1,174,987
37,122	Level 3 Communications Inc (a)		1,955,216
24,608	Motorola Solutions Inc		1,411,023
7,506	Netflix Inc (a)		4,930,992
62,542	News Corp Class A (a)		912,488
46,590	Nielsen NV		2,085,834
31,481	Omnicom Group Inc		2,187,615
6,589	Priceline Group Inc (a)		7,586,377

Shares			Fair Value

Communications — (continued)
13,355	Scripps Networks Interactive Inc Class A	$	873,016
85,922	Symantec Corp		1,997,686
28,124	Tegna Inc		901,937
35,669	Time Warner Cable Inc		6,355,146
104,298	Time Warner Inc		9,116,688
13,414	TripAdvisor Inc (a)		1,168,896
223,266	Twenty-First Century Fox Inc Class A		7,266,192
14,407	VeriSign Inc (a)(c)		889,200
514,625	Verizon Communications Inc (b)		23,986,671
46,748	Viacom Inc Class B		3,021,791
197,183	Walt Disney Co (b)		22,506,468
111,269	Yahoo! Inc (a)		4,371,759

			272,978,239

Consumer, Cyclical — 10.00%
89,990	American Airlines Group Inc		3,593,751
9,668	AutoNation Inc (a)		608,891
4,062	AutoZone Inc (a)		2,708,948
23,697	Bed Bath & Beyond Inc (a)		1,634,619
34,966	Best Buy Co Inc		1,140,241
28,359	BorgWarner Inc		1,611,926
27,154	CarMax Inc (a)		1,797,866
55,802	Carnival Corp		2,756,061
3,872	Chipotle Mexican Grill Inc (a)		2,342,521
34,853	Coach Inc		1,206,262
55,097	Costco Wholesale Corp		7,441,401
141,634	CVS Health Corp		14,854,574
15,835	Darden Restaurants Inc		1,125,552
37,411	Delphi Automotive PLC		3,183,302
105,272	Delta Air Lines Inc		4,324,574
37,531	Dollar General Corp		2,917,660
25,881	Dollar Tree Inc (a)		2,044,340
41,155	DR Horton Inc		1,126,001
12,177	Family Dollar Stores Inc		959,669
33,815	Fastenal Co (c)		1,426,317
501,610	Ford Motor Co		7,529,166
6,177	Fossil Group Inc (a)(c)		428,437
15,354	GameStop Corp Class A (c)		659,608
34,636	Gap Inc		1,322,056
169,047	General Motors Co		5,634,337
18,456	Genuine Parts Co		1,652,366
34,249	Goodyear Tire & Rubber Co		1,032,607
50,294	Hanesbrands Inc		1,675,796
26,102	Harley-Davidson Inc		1,470,848
8,978	Harman International Industries Inc		1,067,843
14,132	Hasbro Inc (c)		1,056,932
163,905	Home Depot Inc		18,214,763
84,238	Johnson Controls Inc		4,172,308
25,052	Kohl’s Corp		1,568,506
30,933	L Brands Inc		2,651,886
17,371	Leggett & Platt Inc		845,620
21,844	Lennar Corp Class A		1,114,918
117,687	Lowe’s Cos Inc		7,881,498
42,454	Macy’s Inc		2,864,371
26,987	Marriott International Inc Class A		2,007,563
42,470	Mattel Inc		1,091,054

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

Consumer, Cyclical — (continued)
121,173	McDonald’s Corp	$	11,519,917
25,638	Michael Kors Holdings Ltd (a)		1,079,103
7,643	Mohawk Industries Inc (a)		1,459,049
32,721	Newell Rubbermaid Inc		1,345,160
88,520	NIKE Inc Class B		9,561,930
17,034	Nordstrom Inc		1,269,033
12,459	O’Reilly Automotive Inc (a)		2,815,485
43,667	PACCAR Inc		2,786,391
42,386	PulteGroup Inc		854,078
9,744	PVH Corp		1,122,509
7,627	Ralph Lauren Corp		1,009,510
53,046	Ross Stores Inc		2,578,566
20,933	Royal Caribbean Cruises Ltd		1,647,218
85,971	Southwest Airlines Co		2,844,780
76,399	Staples Inc		1,169,669
189,609	Starbucks Corp		10,165,887
22,701	Starwood Hotels & Resorts Worldwide Inc		1,840,824
80,292	Target Corp		6,554,236
13,954	Tiffany & Co		1,280,977
86,853	TJX Cos Inc		5,747,063
17,353	Tractor Supply Co		1,560,729
20,145	Under Armour Inc Class A (a)(c)		1,680,899
13,092	Urban Outfitters Inc (a)		458,220
42,675	VF Corp		2,976,154
198,220	Wal-Mart Stores Inc		14,059,745
109,662	Walgreens Boots Alliance Inc		9,259,859
9,684	Whirlpool Corp		1,675,816
7,637	WW Grainger Inc (c)		1,807,296
16,149	Wyndham Worldwide Corp		1,322,765
10,027	Wynn Resorts Ltd		989,364
55,302	Yum! Brands Inc		4,981,604

			234,170,795

Consumer, Non-cyclical — 23.50%
189,439	Abbott Laboratories		9,297,666
215,830	AbbVie Inc		14,501,618
22,194	ADT Corp (c)		745,053
44,458	Aetna Inc		5,666,617
28,252	Alexion Pharmaceuticals Inc (a)		5,107,114
49,291	Allergan PLC (a)		14,957,847
246,249	Altria Group Inc		12,044,039
26,153	AmerisourceBergen Corp		2,781,110
95,491	Amgen Inc		14,659,778
33,397	Anthem Inc		5,481,784
80,390	Archer-Daniels-Midland Co		3,876,406
60,821	Automatic Data Processing Inc		4,879,669
11,989	Avery Dennison Corp		730,610
67,385	Baxter International Inc		4,712,233
26,092	Becton Dickinson & Co		3,695,932
29,681	Biogen Inc (a)		11,989,343
168,735	Boston Scientific Corp (a)		2,986,610
210,339	Bristol-Myers Squibb Co		13,995,957
19,984	Brown-Forman Corp Class B		2,001,997
21,924	Campbell Soup Co		1,044,679
41,777	Cardinal Health Inc		3,494,646
100,095	Celgene Corp (a)		11,584,495
32,275	Cigna Corp		5,228,550
12,950	Cintas Corp		1,095,441

Shares			Fair Value

Consumer, Non-cyclical — (continued)
15,835	Clorox Co	$	1,647,157
494,440	Coca-Cola Co		19,396,881
28,641	Coca-Cola Enterprises Inc		1,244,165
107,856	Colgate-Palmolive Co		7,054,861
51,832	ConAgra Foods Inc		2,266,095
21,569	Constellation Brands Inc Class A		2,502,435
9,722	CR Bard Inc		1,659,545
77,048	Danaher Corp		6,594,538
21,371	DaVita HealthCare Partners Inc (a)		1,698,353
17,776	DENTSPLY International Inc		916,353
24,893	Dr Pepper Snapple Group Inc		1,814,700
13,050	Edwards Lifesciences Corp (a)		1,858,712
123,646	Eli Lilly & Co		10,323,205
25,586	Endo International PLC (a)		2,037,925
14,777	Equifax Inc		1,434,699
28,599	Estee Lauder Cos Inc Class A		2,478,389
92,375	Express Scripts Holding Co (a)(c)		8,215,833
74,677	General Mills Inc		4,161,002
185,435	Gilead Sciences Inc (b)		21,710,730
35,604	H&R Block Inc		1,055,659
37,593	HCA Holdings Inc (a)		3,410,437
10,876	Henry Schein Inc (a)		1,545,697
18,443	Hershey Co		1,638,292
16,807	Hormel Foods Corp		947,411
21,216	Hospira Inc (a)		1,882,071
19,368	Humana Inc		3,704,711
4,553	Intuitive Surgical Inc (a)		2,205,929
12,078	JM Smucker Co		1,309,376
349,355	Johnson & Johnson (b)		34,048,138
31,602	Kellogg Co		1,981,445
15,386	Keurig Green Mountain Inc		1,179,029
46,284	Kimberly-Clark Corp		4,904,715
73,773	Kraft Foods Group Inc		6,281,033
60,717	Kroger Co		4,402,590
12,371	Laboratory Corp of America Holdings (a)		1,499,613
14,221	Mallinckrodt PLC (a)		1,674,096
122,011	MasterCard Inc Class A		11,405,588
16,072	McCormick & Co Inc		1,301,028
34,225	McGraw Hill Financial Inc		3,437,901
29,225	McKesson Corp		6,570,072
24,815	Mead Johnson Nutrition Co Class A		2,238,809
179,940	Medtronic PLC		13,333,554
357,556	Merck & Co Inc (b)		20,355,663
19,602	Molson Coors Brewing Co Class B		1,368,416
208,760	Mondelez International Inc Class A		8,588,386
18,116	Monster Beverage Corp (a)		2,427,906
23,415	Moody’s Corp		2,527,883
51,052	Mylan NV (a)		3,464,389
11,339	Patterson Cos Inc		551,642
186,488	PepsiCo Inc		17,406,790
18,455	Perrigo Co PLC		3,411,038
776,977	Pfizer Inc (b)		26,052,039
194,997	Philip Morris International Inc		15,632,910
342,327	Procter & Gamble Co (b)		26,783,664
26,653	Quanta Services Inc (a)		768,139

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

Consumer, Non-cyclical — (continued)
18,910	Quest Diagnostics Inc	$	1,371,353
9,341	Regeneron Pharmaceuticals Inc (a)		4,765,124
51,055	Reynolds American Inc		3,811,789
17,889	Robert Half International Inc		992,840
35,222	St Jude Medical Inc		2,573,672
37,484	Stryker Corp		3,582,346
73,789	Sysco Corp		2,663,783
13,372	Tenet Healthcare Corp (a)		773,971
19,972	Total System Services Inc		834,230
36,751	Tyson Foods Inc Class A		1,566,695
12,455	United Rentals Inc (a)		1,091,307
119,564	UnitedHealth Group Inc		14,586,808
11,790	Universal Health Services Inc Class B		1,675,359
12,745	Varian Medical Systems Inc (a)		1,074,786
30,757	Vertex Pharmaceuticals Inc (a)		3,797,874
67,738	Western Union Co		1,377,114
46,073	Whole Foods Market Inc		1,817,119
21,640	Zimmer Holdings Inc		2,363,737
62,346	Zoetis Inc		3,006,324

			550,597,062

Diversified — 0.04%
38,507	Leucadia National Corp		934,950

Energy — 7.71%
63,320	Anadarko Petroleum Corp		4,942,759
46,399	Apache Corp		2,673,974
54,916	Baker Hughes Inc		3,388,317
52,095	Cabot Oil & Gas Corp		1,643,076
25,606	Cameron International Corp (a)		1,340,986
65,213	Chesapeake Energy Corp (c)		728,429
237,001	Chevron Corp (b)		22,863,486
12,184	Cimarex Energy Co		1,344,017
154,789	ConocoPhillips		9,505,592
28,815	CONSOL Energy Inc (c)		626,438
49,366	Devon Energy Corp		2,936,783
8,119	Diamond Offshore Drilling Inc (c)		209,551
28,665	Ensco PLC Class A		638,370
68,296	EOG Resources Inc		5,979,315
18,611	EQT Corp		1,513,819
526,900	Exxon Mobil Corp (b)		43,838,080
8,866	First Solar Inc (a)		416,525
29,159	FMC Technologies Inc (a)		1,209,807
105,843	Halliburton Co		4,558,658
13,485	Helmerich & Payne Inc (c)		949,614
31,926	Hess Corp		2,135,211
218,863	Kinder Morgan Inc		8,402,151
85,037	Marathon Oil Corp		2,256,882
69,440	Marathon Petroleum Corp		3,632,406
21,317	Murphy Oil Corp		886,148
48,941	National Oilwell Varco Inc		2,362,871
21,345	Newfield Exploration Co (a)		770,981
31,706	Noble Corp PLC (c)		487,955
48,748	Noble Energy Inc		2,080,565
96,405	Occidental Petroleum Corp		7,497,417
25,084	ONEOK Inc		990,316
68,560	Phillips 66		5,523,194

Shares			Fair Value

Energy — (continued)
18,708	Pioneer Natural Resources Co	$	2,594,613
20,342	Range Resources Corp		1,004,488
160,359	Schlumberger Ltd		13,821,342
49,487	Southwestern Energy Co (a)		1,124,840
83,311	Spectra Energy Corp		2,715,939
16,314	Tesoro Corp		1,377,065
40,131	Transocean Ltd (c)		646,912
64,252	Valero Energy Corp		4,022,175
85,125	Williams Cos Inc		4,885,324

			180,526,391

Financial — 16.79%
41,100	Ace Ltd (a)		4,179,048
6,934	Affiliated Managers Group Inc (a)		1,515,772
55,783	Aflac Inc		3,469,703
7,930	Alliance Data Systems Corp (a)		2,315,084
53,127	Allstate Corp		3,446,348
110,740	American Express Co		8,606,713
168,248	American International Group Inc		10,401,091
53,683	American Tower Corp REIT		5,008,087
22,739	Ameriprise Financial Inc		2,840,783
36,115	Aon PLC		3,599,943
20,538	Apartment Investment & Management Co REIT Class A		758,468
8,785	Assurant Inc		588,595
16,395	AvalonBay Communities Inc REIT		2,621,069
1,325,158	Bank of America Corp (b)		22,554,189
141,972	Bank of New York Mellon Corp		5,958,565
92,231	BB&T Corp		3,717,832
229,817	Berkshire Hathaway Inc Class B (a)(b)		31,280,392
16,064	BlackRock Inc Class A		5,557,823
19,128	Boston Properties Inc REIT		2,315,253
68,969	Capital One Financial Corp		6,067,203
36,304	CBRE Group Inc Class A (a)		1,343,248
145,284	Charles Schwab Corp		4,743,523
29,042	Chubb Corp		2,763,056
17,776	Cincinnati Financial Corp		892,000
382,618	Citigroup Inc (b)		21,135,818
39,492	CME Group Inc		3,675,126
23,091	Comerica Inc		1,185,030
42,584	Crown Castle International Corp REIT		3,419,495
56,004	Discover Financial Services		3,226,950
36,039	E*TRADE Financial Corp (a)		1,079,368
7,082	Equinix Inc REIT		1,798,828
45,188	Equity Residential REIT		3,170,842
8,412	Essex Property Trust Inc REIT		1,787,550
105,247	Fifth Third Bancorp		2,191,243
49,912	Franklin Resources Inc		2,447,185
78,169	General Growth Properties Inc REIT		2,005,817
58,638	Genworth Financial Inc Class A (a)		443,890
51,206	Goldman Sachs Group Inc		10,691,301
52,861	Hartford Financial Services Group Inc		2,197,432
57,775	HCP Inc REIT		2,107,054
43,762	Health Care Inc REIT		2,872,100
92,856	Host Hotels & Resorts Inc REIT		1,841,334

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

Financial — (continued)
59,788	Hudson City Bancorp Inc	$	590,705
107,370	Huntington Bancshares Inc		1,214,355
14,132	Intercontinental Exchange Inc		3,160,056
55,021	Invesco Ltd		2,062,737
22,829	Iron Mountain Inc REIT		707,699
468,576	JPMorgan Chase & Co (b)		31,750,710
103,551	KeyCorp		1,555,336
49,103	Kimco Realty Corp REIT		1,106,782
13,022	Legg Mason Inc		671,024
31,281	Lincoln National Corp		1,852,461
38,709	Loews Corp		1,490,684
16,093	M&T Bank Corp		2,010,498
17,112	Macerich Co REIT		1,276,555
68,481	Marsh & McLennan Cos Inc		3,882,873
141,085	MetLife Inc		7,899,349
195,218	Morgan Stanley		7,572,506
13,436	NASDAQ OMX Group Inc		655,811
53,375	Navient Corp		971,959
27,794	Northern Trust Corp		2,125,129
41,686	People’s United Financial Inc (c)		675,730
22,132	Plum Creek Timber Co Inc REIT		897,895
65,298	PNC Financial Services Group Inc		6,245,754
35,234	Principal Financial Group Inc		1,807,152
69,148	Progressive Corp		1,924,389
65,626	Prologis Inc REIT		2,434,725
57,848	Prudential Financial Inc		5,062,857
17,960	Public Storage REIT		3,311,285
28,243	Realty Income Corp REIT (c)		1,253,707
174,123	Regions Financial Corp		1,803,914
38,916	Simon Property Group Inc REIT		6,733,246
12,377	SL Green Realty Corp REIT		1,360,109
51,632	State Street Corp		3,975,664
64,171	SunTrust Banks Inc		2,760,636
32,233	T Rowe Price Group Inc		2,505,471
17,096	Torchmark Corp		995,329
40,980	Travelers Cos Inc Class A		3,961,127
30,258	Unum Group		1,081,724
222,748	US Bancorp		9,667,263
40,877	Ventas Inc REIT		2,538,053
244,102	Visa Inc Class A		16,391,449
21,964	Vornado Realty Trust REIT		2,085,043
591,253	Wells Fargo & Co (b)		33,252,069
65,992	Weyerhaeuser Co REIT		2,078,748
39,282	XL Group PLC		1,461,290
23,599	Zions Bancorporation		748,914

			393,390,923

Industrial — 9.78%
79,839	3M Co		12,319,158
41,636	Agilent Technologies Inc		1,606,317
11,434	Allegion PLC		687,641
30,089	AMETEK Inc		1,648,275
39,510	Amphenol Corp Class A		2,290,395
17,438	Ball Corp		1,223,276
81,148	Boeing Co		11,256,851
76,330	Caterpillar Inc		6,474,311
17,717	CH Robinson Worldwide Inc		1,105,364
162,277	Corning Inc		3,201,725
125,883	CSX Corp		4,110,080

Shares			Fair Value

Industrial — (continued)
20,932	Cummins Inc	$	2,746,069
43,103	Deere & Co		4,183,146
21,153	Dover Corp		1,484,518
59,699	Eaton Corp PLC		4,029,085
84,327	Emerson Electric Co		4,674,246
25,413	Expeditors International of Washington Inc		1,171,666
32,688	FedEx Corp		5,570,035
17,933	FLIR Systems Inc		552,695
17,748	Flowserve Corp		934,610
20,283	Fluor Corp		1,075,202
14,955	Garmin Ltd		656,973
39,989	General Dynamics Corp		5,666,041
1,268,252	General Electric Co (b)		33,697,456
16,107	Harris Corp		1,238,789
98,414	Honeywell International Inc		10,035,276
42,684	Illinois Tool Works Inc		3,917,964
32,300	Ingersoll-Rand PLC Class A (a)		2,177,666
16,195	Jacobs Engineering Group Inc (a)		657,841
11,610	JB Hunt Transport Services Inc		953,065
12,665	Joy Global Inc		458,473
13,678	Kansas City Southern		1,247,434
10,717	L-3 Communications Holdings Inc		1,215,093
33,478	Lockheed Martin Corp		6,223,560
7,630	Martin Marietta Materials Inc		1,079,721
42,993	Masco Corp		1,146,623
42,138	MeadWestvaco Corp		1,988,492
38,452	Norfolk Southern Corp		3,359,167
24,452	Northrop Grumman Corp		3,878,821
20,152	Owens-Illinois Inc (a)		462,287
13,638	Pall Corp		1,697,249
18,362	Parker Hannifin Corp		2,136,051
22,679	Pentair PLC		1,559,181
13,936	PerkinElmer Inc		733,591
18,047	Precision Castparts Corp		3,607,054
38,143	Raytheon Co		3,649,522
31,987	Republic Services Inc		1,252,931
17,215	Rockwell Automation Inc		2,145,678
16,107	Rockwell Collins Inc		1,487,481
12,476	Roper Industries Inc		2,151,611
6,345	Ryder System Inc		554,363
26,412	Sealed Air Corp		1,357,049
6,941	Snap-on Inc		1,105,354
19,865	Stanley Black & Decker Inc		2,090,593
10,261	Stericycle Inc (a)		1,374,050
50,100	TE Connectivity Ltd		3,221,430
33,597	Textron Inc		1,499,434
49,987	Thermo Fisher Scientific Inc		6,486,313
53,215	Tyco International PLC		2,047,713
110,774	Union Pacific Corp		10,564,516
86,755	United Parcel Service Inc Class B		8,407,427
104,068	United Technologies Corp		11,544,263
15,779	Vulcan Materials Co		1,324,331
53,411	Waste Management Inc		2,475,600
10,763	Waters Corp (a)		1,381,754
21,781	Xylem Inc		807,422

			229,067,368

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

Technology — 13.19%
79,034	Accenture PLC Class A	$	7,648,911
59,705	Adobe Systems Inc (a)		4,836,702
22,337	Akamai Technologies Inc (a)		1,559,569
38,591	Altera Corp		1,975,859
39,239	Analog Devices Inc		2,518,555
726,929	Apple Inc (b)		91,175,070
154,029	Applied Materials Inc		2,960,437
28,031	Autodesk Inc (a)		1,403,652
31,821	Avago Technologies Ltd		4,229,966
67,915	Broadcom Corp Class A		3,496,943
41,327	CA Inc		1,210,468
37,973	Cerner Corp (a)		2,622,415
20,706	Citrix Systems Inc (a)		1,452,733
76,677	Cognizant Technology Solutions Corp Class A (a)		4,684,198
18,277	Computer Sciences Corp		1,199,702
4,656	Dun & Bradstreet Corp		568,032
38,269	Electronic Arts Inc (a)		2,544,888
245,050	EMC Corp		6,466,869
36,286	Fidelity National Information Services Inc		2,242,475
31,084	Fiserv Inc (a)		2,574,688
229,448	Hewlett-Packard Co		6,885,734
595,752	Intel Corp		18,119,797
115,473	International Business Machines Corp		18,782,838
35,417	Intuit Inc		3,568,971
21,393	KLA-Tencor Corp		1,202,501
19,043	Lam Research Corp		1,549,148
29,499	Linear Technology Corp		1,304,741
24,135	Microchip Technology Inc (c)		1,144,602
135,264	Micron Technology Inc (a)		2,548,374
1,020,745	Microsoft Corp (b)		45,065,892
40,469	NetApp Inc		1,277,202
62,415	NVIDIA Corp		1,255,166
403,304	Oracle Corp		16,253,151
40,165	Paychex Inc		1,882,935
24,311	Pitney Bowes Inc		505,912
18,855	Qorvo Inc (a)		1,513,491
207,247	QUALCOMM Inc		12,979,880
23,263	Red Hat Inc (a)		1,766,360
76,928	Salesforce.com Inc (a)		5,356,497
27,611	SanDisk Corp		1,607,512
41,081	Seagate Technology PLC		1,951,348
23,851	Skyworks Solutions Inc		2,482,889
17,710	Teradata Corp (a)(c)		655,270
131,236	Texas Instruments Inc		6,759,966
27,549	Western Digital Corp		2,160,393
136,772	Xerox Corp		1,455,254
33,493	Xilinx Inc		1,479,051

			308,887,007

Utilities — 2.74%
82,312	AES Corp		1,091,457
13,790	AGL Resources Inc		642,062
30,100	Ameren Corp		1,134,168
60,537	American Electric Power Co Inc		3,206,645
52,843	CenterPoint Energy Inc		1,005,602
32,444	CMS Energy Corp		1,033,017

Shares			Fair Value

Utilities — (continued)
36,158	Consolidated Edison Inc	$	2,092,825
74,698	Dominion Resources Inc		4,995,055
22,091	DTE Energy Co		1,648,872
88,645	Duke Energy Corp		6,260,110
40,286	Edison International		2,239,096
22,308	Entergy Corp		1,572,714
39,185	Eversource Energy		1,779,391
106,249	Exelon Corp		3,338,344
51,614	FirstEnergy Corp		1,680,036
55,215	NextEra Energy Inc		5,412,726
38,070	NiSource Inc		1,735,611
42,070	NRG Energy Inc		962,562
29,229	Pepco Holdings Inc		787,429
59,723	PG&E Corp		2,932,399
13,985	Pinnacle West Capital Corp		795,607
83,125	PPL Corp		2,449,694
63,717	Public Service Enterprise Group Inc		2,502,804
17,849	SCANA Corp		904,052
28,977	Sempra Energy		2,866,984
113,682	Southern Co		4,763,276
29,179	TECO Energy Inc		515,301
39,653	WEC Energy Group Inc		1,783,201
61,777	Xcel Energy Inc		1,987,984

			64,119,024

TOTAL COMMON STOCK — 98.17% (Cost $1,537,135,761)	$2,299,603,863

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.82%
$ 20,000,000	Federal Home Loan Bank 0.02%, 07/10/2015	19,999,900
22,681,000	Federal Home Loan Mortgage Corp 0.01%, 07/01/2015	22,681,000

		42,680,900

U.S. Treasury Bonds and Notes — 0.10%
	U.S. Treasury Bills(d)
940,000	0.05%, 12/10/2015	939,794
1,310,000	0.08%, 09/17/2015	1,309,784

		2,249,578

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — 0.81%
$ 947,514	Undivided interest of 4.78% in a repurchase agreement (principal amount/value $19,438,818 with a maturity value of $19,438,867) with BNP Paribas Securities Corp, 0.09%, dated 6/30/15 to be repurchased at $947,514 on 7/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 8/15/15 - 11/15/44, with a value of $19,827,594. (e)	$947,514

4,500,948	Undivided interest of 5.18% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,752) with HSBC Securities (USA) Inc, 0.10%, dated 6/30/15 to be repurchased at $4,500,948 on 7/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 7/15/15 - 1/15/37, with a value of $86,800,807. (e)	4,500,948

4,500,948	Undivided interest of 5.18% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,847) with Citigroup Global Markets Inc, 0.14%, dated 6/30/15 to be repurchased at $4,500,948 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.50%, 11/15/16 - 7/1/45, with a value of $86,800,489. (e)	4,500,948

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 4,500,948

Undivided interest of 9.21% in a repurchase agreement (principal amount/value $47,085,288 with a maturity value of $47,085,471) with TD Securities (USA) Inc, 0.14%, dated 6/30/15 to be repurchased at $4,500,948 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 6/23/16 - 11/1/47, with a value of $48,026,994. (e)

		$ 4,500,948

4,500,948	Undivided interest of 9.32% in a repurchase agreement (principal amount/value $46,476,668 with a maturity value of $46,476,823) with Scotia Capital (USA) Inc, 0.12%, dated 6/30/15 to be repurchased at $4,500,948 on 7/1/15 collateralized by cash, a U.S. Treasury security and various U.S. Government Agency securities, 1.63% - 5.50%, 2/13/17 - 9/20/61, with a value of $47,392,605. (e)	4,500,948
		18,951,306

TOTAL SHORT TERM INVESTMENTS — 2.73% (Cost $63,881,784)		$ 63,881,784

TOTAL INVESTMENTS — 100.90% (Cost $1,601,017,545)		$2,363,485,647
OTHER ASSETS & LIABILITIES, NET — (0.90)%		$(21,030,968)

TOTAL NET ASSETS — 100.00%		$2,342,454,679

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(c)	All or a portion of the security is on loan at June 30, 2015.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

At June 30, 2015, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation

S&P 500® Emini Long Futures	447	USD	$45,915,840	September 2015	$(589,972)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

Great-West S&P 500® Index Fund

ASSETS:
Investments in securities, fair value (including $18,516,224 of securities on loan)(a)	$2,344,534,341
Repurchase agreements, fair value(b)	18,951,306
Cash	549,616
Subscriptions receivable	3,559,924
Receivable for investments sold	410,600
Variation margin on futures contracts	89,306
Dividends receivable	2,643,903

Total Assets	2,370,738,996

LIABILITIES:
Payable to investment adviser	521,662
Payable for administrative services fees	449,170
Payable upon return of securities loaned	18,951,306
Redemptions payable	6,430,924
Payable for investments purchased	1,921,717
Payable for distribution fees	9,538

Total Liabilities	28,284,317

NET ASSETS	$2,342,454,679

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$17,187,988
Paid-in capital in excess of par	1,539,516,652
Net unrealized appreciation	761,878,130
Undistributed net investment income	1,069,226
Accumulated net realized gain	22,802,683

NET ASSETS	$2,342,454,679

NET ASSETS BY CLASS
Initial Class	$1,392,611,728

Class L	$46,903,953

Institutional Class	$902,938,998

CAPITAL STOCK:
Authorized
Initial Class	140,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	76,974,474
Class L	3,199,889
Institutional Class	91,705,521

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$18.09

Class L	$14.66

Institutional Class	$9.85

(a) Cost of investments	$1,582,066,239
(b) Cost of repurchase agreements	$18,951,306

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

Great-West S&P 500® Index Fund

INVESTMENT INCOME:
Interest	$6,268
Income from securities lending	75,392
Dividends	23,425,622
Foreign withholding tax	(3,428)

Total Income	23,503,854

EXPENSES:
Management fees	5,465,753
Administrative services fees - Initial Class	830,460
Administrative services fees - Class L	26,869
Distribution fees - Class L	53,952

Total Expenses	6,377,034

NET INVESTMENT INCOME	17,126,820

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	20,330,333
Net realized gain on futures contracts	1,982,684

Net Realized Gain	22,313,017

Net change in unrealized depreciation on investments	(17,517,068)
Net change in unrealized depreciation on futures contracts	(611,526)

Net Change in Unrealized Depreciation	(18,128,594)

Net Realized and Unrealized Gain	4,184,423

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,311,243

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West S&P 500® Index Fund

OPERATIONS:
Net investment income	$17,126,820	$28,596,211
Net realized gain	22,313,017	32,256,692
Net change in unrealized appreciation (depreciation)	(18,128,594)	194,186,768

Net Increase in Net Assets Resulting from Operations	21,311,243	255,039,671

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(8,171,498)	(31,164,892)
Class L	(271,814)	(638,085)
Institutional Class	(7,614,282)	N/A

From net investment income	(16,057,594)	(31,802,977)

From net realized gains
Initial Class	–	(24,807,251)
Class L	–	(472,575)

From net realized gains	0	(25,279,826)

Total Distributions	(16,057,594)	(57,082,803)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	429,415,136	743,560,252
Class L	20,931,975	33,101,350
Institutional Class	934,188,174	N/A
Shares issued in reinvestment of distributions
Initial Class	8,171,498	55,972,143
Class L	271,814	1,110,660
Institutional Class	7,614,282	N/A
Shares redeemed
Initial Class	(1,218,132,320)	(645,766,845)
Class L	(13,999,230)	(7,871,418)
Institutional Class	(24,891,073)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	143,570,256	180,106,142

Total Increase in Net Assets	148,823,905	378,063,010

NET ASSETS:
Beginning of period	2,193,630,774	1,815,567,764

End of period(a)	$2,342,454,679	$2,193,630,774

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	23,522,171	43,524,328
Class L	1,410,654	2,320,775
Institutional Class	93,403,125	N/A
Shares issued in reinvestment of distributions
Initial Class	441,703	3,104,504
Class L	18,133	75,318
Institutional Class	756,135	N/A
Shares redeemed
Initial Class	(66,456,988)	(37,299,500)
Class L	(939,873)	(550,823)
Institutional Class	(2,453,739)	N/A

Net Increase	49,701,321	11,174,602

(a) Including undistributed net investment income:	$1,069,226	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West S&P 500® Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$18.03		$16.38		$12.75		$11.34		$11.41	$10.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(a)	0.24	(a)	0.22	(a)	0.21	(a)	0.19	0.15
Net realized and unrealized gain (loss)	0.04		1.89		3.79		1.53		(0.02)	1.30

Total From Investment Operations	0.17		2.13		4.01		1.74		0.17	1.45

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.27)		(0.28)		(0.20)		(0.19)	(0.15)
From net realized gains	–		(0.21)		(0.10)		(0.13)		(0.05)	(0.02)

Total Distributions	(0.11)		(0.48)		(0.38)		(0.33)		(0.24)	(0.17)

NET ASSET VALUE, END OF PERIOD	$18.09		$18.03		$16.38		$12.75		$11.34	$11.41

TOTAL RETURN(b)	0.91%	(c)	13.00%		31.62%		15.42%		1.50%	14.37%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$1,392,612		$2,153,976		$1,803,943		$1,268,188		$938,707	$913,786
Ratio of expenses to average net assets	0.60%	(d)	0.60%		0.60%		0.60%		0.60%	0.60%
Ratio of net investment income to average net assets	1.40%	(d)	1.42%		1.49%		1.70%		1.47%	1.47%
Portfolio turnover rate(e)	3%	(c)	5%		4%		6%		9%	13%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.
(e)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West S&P 500® Index Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$14.63		$13.43		$10.55		$9.52		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(b)	0.17	(b)	0.15	(b)	0.17	(b)	0.25
Net realized and unrealized gain (loss)	0.03		1.54		3.13		1.27		(0.45)

Total From Investment Operations	0.12		1.71		3.28		1.44		(0.20)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.30)		(0.30)		(0.28)		(0.25)
From net realized gains	–		(0.21)		(0.10)		(0.13)		(0.03)

Total Distributions	(0.09)		(0.51)		(0.40)		(0.41)		(0.28)

NET ASSET VALUE, END OF PERIOD	$14.66		$14.63		$13.43		$10.55		$9.52

TOTAL RETURN(c) (d)	0.80%	(e)	12.74%		31.28%		15.16%		(1.95%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$46,904		$39,654		$11,625		$3,909		$540
Ratio of expenses to average net assets	0.85%	(f)
Before waiver	N/A		0.85%		0.85%		0.85%		0.86%	(f)
After waiver	N/A		0.85%		0.85%		0.85%		0.84%	(f)
Ratio of net investment income to average net assets	1.21%	(f)
Before waiver	N/A		N/A		1.24%		1.58%		1.69%	(f)
After waiver	N/A		1.19%		1.24%		1.58%		1.70%	(f)
Portfolio turnover rate(g)	3%	(e)	5%		4%		6%		9%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West S&P 500® Index Fund - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.04
Net realized and unrealized loss	(0.11)

Total From Investment Operations	(0.07)

LESS DISTRIBUTIONS:
From net investment income	(0.08)

Total Distributions	(0.08)

NET ASSETS VALUE, END OF PERIOD	$9.85

TOTAL RETURN(c)	(0.68%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$902,939
Ratio of expenses to average net assets	0.25%	(e)
Ratio of net investment income to average net assets	2.13%	(e)
Portfolio turnover rate(f)	3%	(d)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Notes to Financial Statements

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including

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model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

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		Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Common Stock	$	2,299,603,863 $	— $	— $	2,299,603,863
Short Term Investments		—	63,881,784	—	63,881,784

Total Assets	$	2,299,603,863 $	63,881,784 $	0 $	2,363,485,647

Liabilities

Other Financial Investments:
Futures Contracts (a)	$	(589,972) $	— $	— $	(589,972)

Total Liabilities	$	(589,972) $	0 $	0 $	(589,972)

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.

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The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

Federal tax cost of investments	$1,612,633,741

Gross unrealized appreciation on investments	827,160,978
Gross unrealized depreciation on investments	(76,309,072)

Net unrealized appreciation on investments	$750,851,906

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

2.  RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

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Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 454 futures contracts for the reporting period.

Valuation of derivative investments as of June 30, 2015 is as follows:

Liability Derivatives

Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value

Equity contracts (futures contracts)	Net unrealized depreciation	$(589,972)(a)

(a) Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative investments for the period ended June 30, 2015 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)

Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value

Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,982,684	Net change in unrealized depreciation on futures contracts	$(611,526)

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

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4. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $180,971,211 and $69,456,401, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2015 the Fund had securities on loan valued at $18,516,224 and received collateral of $18,951,306 for such loan which was invested in repurchase agreements collateralized by cash, U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2015, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7. LEGAL PROCEEDINGS

Several lawsuits have been filed relating to the Fund’s previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit. The Fund has been named as a defendant in these actions. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $170,136.

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Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Mellon Capital Management Corporation (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West S&P 500 Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses.

The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2014. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index it is designed to track and to a peer group of funds.

The Board noted that, for the annualized one-, three-, five- and ten-year periods ended December 31, 2014, the Fund was in the third quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) and it underperformed its index for the same periods reviewed primarily due to Fund expenses. The Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, (ii) the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM currently pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and (iii) the Fund’s total expense ratio including and excluding the administrative services fees GWCM currently pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were the highest respective management fee in comparison to the contractual management fees and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee was greater than the average and median management fees less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the fourth quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was greater than the average and median of its peer group and peer universe. The Board considered management’s representation that one of the eleven funds in its peer group is not sold in distribution channels similar to the Fund’s and that by excluding that fund, the average peer group expense ratio would only be 7 basis points below the total expense ratio of the Fund.

The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM or the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015